Schedule of Issued Capital (Details) - USD ($)		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023		Jun. 30, 2022
Notes and other explanatory information [abstract]
Owners share capital, opening (1)		3,918,750	3,918,750		3,918,750
Issued and fully paid		1,315,000
Issue of shares from the conversion of the convertible notes (2)		4,706,794
Advisor Options exercised (3)		327,142
Owners share capital, closing		10,267,686	3,918,750		3,918,750
Owners share capital, opening	[1]	$ 3,385,281	$ 3,385,281		$ 3,385,281
Issued and fully paid		9,964,825
Share issue transaction costs net of tax		(1,174,911)
Issue of shares from the conversion of the convertible notes	[2]	32,177,751
Advisor Options exercised	[3]	2,426,757
Owners share capital, closing		$ 46,779,703	$ 3,385,281	[1]	$ 3,385,281	[1]

[1]	On January 24, 2024, there was a reverse share split of our issued and outstanding Ordinary Shares and Ordinary Share equivalents on the basis of four (4) securities for every five (5) securities held. All issued and outstanding Ordinary Shares and Ordinary Share equivalents and per share data have been adjusted throughout the financial statements to reflect the reverse share split for all periods presented.
[2]	The issue of shares from the conversion of convertible notes reflects and includes the face value of the note and interest accrued at a fixed rate defined in the agreements, along with the value of the derivative prior to conversion. This interest figure includes both the accrued interest rate (contractual and effective) relating to the convertible notes, with the contractual capitalised interest rate ranging between 8.5% to 15% per annum, and the derivative reflects the effective interest rate being the cost of the relevant conversion discounts to market value at the conversion date.
[3]	Note that 327,142 Advisor Options fully vested and were exercised into Shares between July 2023 and December 2023 and 16,193 Advisor Options were forfeited.